S-K 1603(a)(9) Restrictions on Selling Securities	Oct. 24, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The founder shares are not transferable or salable until the earlier of (A) 180 days after the completion of our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants , any members or partners of our sponsor or their affiliates, any funds and accounts advised by such members or partners, any affiliates of our sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary ofwhich is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or otherwise in connection with the extension of the time we have to complete our initial business combination or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) by virtue of the laws of the Cayman Islands or our Sponsor’s limited liability company agreement upon dissolution of our sponsor, (g) in the event of our liquidation prior to our consummation of our initial business combination; or (h) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.
SPAC Sponsor, Persons and Entities Subject to Restrictions	such members or partners, any affiliates of our sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or otherwise in connection with the extension of the time we have to complete our initial business combination or in connection with the consummation of a business combination at prices no greater than the price at which
Private Placement Units (including the securities comprising such units) [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The private placement units (including the securities comprising such units) are not transferable or saleable until 30 days after the completion of our initial business combination.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above (other than clause (f) with respect to the inclusion of BTIG).
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above, as well as BTIG
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the date of this prospectus
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants

180 days after the date of this prospectus

Our sponsor, our directors, our independent director nominees and our advisors.

The 180 day lock-up period is pursuant to the underwriting agreement. BTIG in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers, directors and advisors, which shall be with notice.

Our sponsor, officers, directors and advisors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants) pursuant to the letter agreement described in the immediately preceding paragraphs

SPAC Sponsor, Persons and Entities Subject to Restrictions	shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants 180 days after the date of this prospectus Our sponsor, our directors, our independent director